Basis of Presentation and Summary of Significant Accounting Policies - Property, Plant and Equipment - Carrying amount (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Lease liabilities recognized on the initial adoption of IFRS 16	$ 706